SCHEDULE OF LEASE COST (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Lease Liabilities
Operating lease cost	$ 466,698	$ 116,231	$ 906,601	$ 1,151,197
Cash paid for amounts included in measurement of lease liabilities Operating cash flows for operating leases	$ 466,698	$ 116,231	$ 906,601	$ 1,151,197